Segment Information - Schedule of Allocation of Revenue Based on Geography (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	[1]	$ 524,876	$ 530,614	$ 523,940
Argentina [member]
Segment Reporting Information [Line Items]
Revenues		98,946	122,656	137,843
Brazil [member]
Segment Reporting Information [Line Items]
Revenues		159,676	165,688	151,550
Uruguay [member]
Segment Reporting Information [Line Items]
Revenues		131,160	142,902	145,534
Other Countries [member]
Segment Reporting Information [Line Items]
Revenues		$ 135,094	$ 99,368	$ 89,013

[1]	Includes $ 38,760, $ 43,975 and $ 37,000 for related party transactions for the years 2019, 2018 and 2017, respectively. See note 17.